UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ICAHN CAPITAL LP

Address:   767 Fifth Avenue, Suite 4700
           New York, New York  10153


Form 13F File Number: 028-12848


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  Authorized Signatory
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Edward E. Mattner              New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $    5,626,745
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------ -------------- --------- --------- -------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------ -------------- --------- --------- ----------- --- ---- ---------- -------- ----------- ------ ------
ADVENTRX PHARMAMACEUTICALS INC COM NEW        00764X202       361     138,377 SH       SOLE       N/A          138,377
AMYLIN PHARMACEUTICALS INC     COM            32346108    211,558  14,381,925 SH       SOLE       N/A       14,381,925
BIOGEN IDEC INC                COM            09062X103   862,277  12,860,205 SH       SOLE       N/A       12,860,205
CADENCE DESIGN SYSTEM INC      COM            127387108     2,938     355,686 SH       SOLE       N/A          355,686
CHESAPEAKE ENERGY CORP         COM            165167107   541,017  20,880,627 SH       SOLE       N/A       20,880,627
COMMERCIAL METALS CO           COM            201723103    61,267   3,692,984 SH       SOLE       N/A        3,692,984
CYBERONICS INC                 COM            23251P102    65,389   2,107,972 SH       SOLE       N/A        2,107,972
DYNEGY INC DEL                 COM            26817G300    53,952   9,600,001 SH       SOLE       N/A        9,600,001
ENZON PHARMACEUTICALS INC      COM            293904108    57,490   4,723,891 SH       SOLE       N/A        4,723,891
EXELIXIS INC                   COM            30161Q104    19,352   2,357,110 SH       SOLE       N/A        2,357,110
FOREST LABS INC                COM            345838106    38,796   1,213,120 SH       SOLE       N/A        1,213,120
GENZYME CORP                   COM            372917104   746,176  10,480,000 SH       SOLE       N/A       10,480,000
HAIN CELESTIAL GROUP INC       COM            405217100   144,807   5,351,331 SH       SOLE       N/A        5,351,331
LAWSON SOFTWARE  INC NEW       COM            52078P102   125,633  13,581,946 SH       SOLE       N/A       13,581,946
LIONS GATE ENTMNT CORP         COM NEW        535919203   232,496  35,713,655 SH       SOLE       N/A       35,713,655
LIONS GATE ENTMNT CORP         NOTE2.938%10/1 535919AF1       912     923,200 PRN      SOLE       N/A          923,200
LIONS GATE ENTMNT CORP         FRNT3.625%3/1  535919AG9       336     343,200 PRN      SOLE       N/A          343,200
MASCO CORP                     COM            574599106    52,893   4,177,996 SH       SOLE       N/A        4,177,996
MATTEL INC                     COM            577081102    61,681   2,425,520 SH       SOLE       N/A        2,425,520
MENTOR GRAPHICS CORP           COM            587200106   154,755  12,896,232 SH       SOLE       N/A       12,896,232
MOTOROLA INC                   COM            620076109 1,944,939 214,436,549 SH       SOLE       N/A      214,436,549
NAVISTAR INTL CORP NEW         COM            63934E108       540       9,326 SH       SOLE       N/A            9,326
NRG ENERGY INC                 COM NEW        629377508    46,444   2,376,880 SH       SOLE       N/A        2,376,880
REGENERON PHARMACEUTICALS      COM            75886F107    80,239   2,444,081 SH       SOLE       N/A        2,444,081
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109   120,497   9,844,502 SH       SOLE       N/A        9,844,502


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